Consolidated Statement of Changes in Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Stockholders' Equity [Abstract]
TDS Common and Series A Common Share dividends (in dollars per share)	$ 0.64	$ 0.62	$ 0.59